UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21369

                      Oppenheimer International Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

            Date of reporting period: May 1, 2004 - October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Japan                                                                      17.4%
--------------------------------------------------------------------------------
United Kingdom                                                             16.9
--------------------------------------------------------------------------------
France                                                                     14.1
--------------------------------------------------------------------------------
United States                                                              7.6
--------------------------------------------------------------------------------
The Netherlands                                                            5.7
--------------------------------------------------------------------------------
Canada                                                                     5.0
--------------------------------------------------------------------------------
Italy                                                                      4.7
--------------------------------------------------------------------------------
Switzerland                                                                3.6
--------------------------------------------------------------------------------
Ireland                                                                    3.4
--------------------------------------------------------------------------------
Korea, Republic of South                                                   3.0

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on total investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                                         2.5%
--------------------------------------------------------------------------------
Barratt Developments plc                                                    2.3
--------------------------------------------------------------------------------
easyJet plc                                                                 2.3
--------------------------------------------------------------------------------
CFM Corp.                                                                   2.1
--------------------------------------------------------------------------------
Converium Holding AG                                                        2.0
--------------------------------------------------------------------------------
Toyota Motor Corp.                                                          2.0
--------------------------------------------------------------------------------
Sysmex Corp.                                                                1.9
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                      1.9
--------------------------------------------------------------------------------
Total SA, B Shares                                                          1.8
--------------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft AG                               1.8

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

     Europe                                      43.5%

     Asia                                        24.4

     United Kingdom                              16.9

     United States/Canada                        12.6

     Latin America                                1.7

     Middle East/Africa                           0.9

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on total investments.
-------------------------------------------------------------------------------


                    6 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first offered on 8/01/03. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/6/04 and performance data is not yet available. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/6/04 and performance data is not yet available. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    7 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Expense examples for Class A based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004. The Actual Expense examples for Classes B and C are based on an investment of $1,000.00 invested at the beginning of the period, May 6, 2004 (inception of offering) and held for the period ended October 31, 2004.

The Hypothetical Examples for Comparison Purposes for all classes are based on an investment of $1,000.00 invested on April 1, 2004 and held for the six months ended September 30, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                    8 | OPPENHEIMER INTERNATIONAL VALUE FUND

                           BEGINNING     ENDING
                           ACCOUNT       ACCOUNT         EXPENSES PAID
                           VALUE         VALUE           DURING 6 MONTHS ENDED
                           (5/1/04)      (10/31/04)      OCTOBER 31, 2004 1,2
--------------------------------------------------------------------------------
Class A Actual             $1,000.00     $1,045.50       $ 7.64
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00      1,017.70         7.53
--------------------------------------------------------------------------------
Class B Actual1             1,000.00      1,040.00        11.87
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00      1,013.17        12.12
--------------------------------------------------------------------------------
Class C Actual1             1,000.00      1,039.30        11.82
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00      1,013.22        12.06

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid for Class A are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Actual expenses paid for Classes B and C are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 179/366 [to reflect the period from May 6, 2004 (inception of offering) to October 31, 2004].

2. Hypothetical expenses paid for all classes are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Those annualized expense ratios based on the 6-month period ended October 31, 2004 for Class A and for the period from May 6, 2004 (inception of offering) to October 31, 2004 for Classes B and C are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A            1.48%
-----------------------------
Class B            2.38
-----------------------------
Class C            2.37

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                    9 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS  October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--94.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.4%
--------------------------------------------------------------------------------
AUTOMOBILES--3.6%
--------------------------------------------------------------------------------
PSA Peugeot Citroen                                      2,320       $  142,956
--------------------------------------------------------------------------------
Toyota Motor Corp.                                       4,400          171,701
                                                                     -----------
                                                                        314,657

--------------------------------------------------------------------------------
DISTRIBUTORS--1.6%
Fujitsu Devices, Inc.                                   13,000          140,643
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Taito Corp.                                                 56           75,665
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--7.0%
Barratt Developments plc                                21,770          202,429
--------------------------------------------------------------------------------
CFM Corp. 1                                             46,290          184,309
--------------------------------------------------------------------------------
JM AB                                                    4,697          100,275
--------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                       6,000           87,136
--------------------------------------------------------------------------------
Waterford Wedgwood plc 1                               231,696           26,675
                                                                     -----------
                                                                        600,824

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.1%
LG Home Shopping, Inc.                                   1,919           93,773
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.9%
Agfa Gevaert NV                                          3,310          104,584
--------------------------------------------------------------------------------
Sega Sammy Holdings, Inc. 1                              1,200           55,785
                                                                     -----------
                                                                        160,369

--------------------------------------------------------------------------------
MEDIA--1.2%
Vivendi Universal SA 1                                   3,930          107,633
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.1%
Aoyama Trading Co.                                       2,773           60,525
--------------------------------------------------------------------------------
Homestyle Group plc 1                                   38,293           75,295
--------------------------------------------------------------------------------
New Dixons Group plc                                    41,922          132,313
                                                                     -----------
                                                                        268,133

--------------------------------------------------------------------------------
CONSUMER STAPLES--9.9%
--------------------------------------------------------------------------------
BEVERAGES--2.5%
Heineken NV                                              2,325           73,283
--------------------------------------------------------------------------------
Scottish & Newcastle plc                                20,018          148,340
                                                                     -----------
                                                                        221,623

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
J Sainsbury plc                                         14,278           67,628
--------------------------------------------------------------------------------
FOOD PRODUCTS--4.6%
CoolBrands International, Inc. 1                        17,800           98,637
--------------------------------------------------------------------------------
Nestle SA                                                  596          141,388
--------------------------------------------------------------------------------
Nutreco Holding NV                                       2,418           59,202
--------------------------------------------------------------------------------
Unilever NV                                              1,706           99,514
                                                                     -----------
                                                                        398,741

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Reckitt Benckiser plc                                    3,360           92,247
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Amore Pacific Corp.                                        405           79,234
--------------------------------------------------------------------------------
ENERGY--4.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
TGS Nopec Geophysical Co. ASA 1                          7,200          137,001
--------------------------------------------------------------------------------
OIL & GAS--3.3%
ENI SpA                                                  5,800          132,065
--------------------------------------------------------------------------------
Total SA, B Shares                                         750          156,382
                                                                     -----------
                                                                        288,447

--------------------------------------------------------------------------------
FINANCIALS--20.3%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.5%
Anglo Irish Bank Corp.                                   8,507          162,144
--------------------------------------------------------------------------------
Bank of Ireland                                          7,909          108,760
--------------------------------------------------------------------------------
Credit Agricole SA                                       4,331          127,259
--------------------------------------------------------------------------------
Danske Bank AS                                           3,400           95,275
--------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                       55,580           92,967
--------------------------------------------------------------------------------
Industrial and Commercial Bank
of China Ltd.                                           44,000           59,074
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                    11,592           91,812
                                                                     -----------
                                                                        737,291

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.1%
Ichiyoshi Securities Co. Ltd.                           11,000           82,733
--------------------------------------------------------------------------------
Investor AB, B Shares                                   10,915          121,526
--------------------------------------------------------------------------------
Van der Moolen Holding NV 1                             10,690           62,493
                                                                     -----------
                                                                        266,752

--------------------------------------------------------------------------------
INSURANCE--8.7%
Aegon NV                                                11,445          125,615
--------------------------------------------------------------------------------
Aksigorta AS                                        14,260,000           45,741
--------------------------------------------------------------------------------
AMP Ltd.                                                17,671           84,260
--------------------------------------------------------------------------------
Converium Holding AG                                    23,728          176,867
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                        9,171          129,985
--------------------------------------------------------------------------------
HHG plc 1                                               35,353           30,433
--------------------------------------------------------------------------------
Muenchener Rueckversicherungs-
Gesellschaft AG                                          1,585          155,714
                                                                     -----------
                                                                        748,615

--------------------------------------------------------------------------------
HEALTH CARE--8.1%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Sysmex Corp.                                             4,300          168,205
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.1%
Kuraya Sanseido, Inc.                                      800            7,619


                   10 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS--6.1%
GlaxoSmithKline plc                                     10,431       $  219,863
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                     1,145           83,926
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                           2,200          106,430
--------------------------------------------------------------------------------
UCB SA                                                   2,220          117,625
                                                                     -----------
                                                                        527,844

--------------------------------------------------------------------------------
INDUSTRIALS--13.3%
--------------------------------------------------------------------------------
AIRLINES--2.3%
easyJet plc 1                                           69,730          201,820
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Royal Group Technologies Ltd. 1                          5,880           42,383
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.0%
Bacou-Dalloz SA                                          1,230           94,798
--------------------------------------------------------------------------------
Jarvis plc                                              78,510           56,267
--------------------------------------------------------------------------------
Quebecor World, Inc.                                     5,366          112,289
--------------------------------------------------------------------------------
Rentokil Initial plc                                    28,530           81,264
                                                                     -----------
                                                                        344,618

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.5%
Koninklijke Boskalis Westminster NV                      3,145           84,887
--------------------------------------------------------------------------------
Okumura Corp.                                           14,000           67,596
--------------------------------------------------------------------------------
Technical Olympic SA                                    13,000           62,527
--------------------------------------------------------------------------------
Vinci                                                      710           84,783
                                                                     -----------
                                                                        299,793

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.6%
Alstom 1                                               211,650          143,494
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Alarko Holding AS 1                                  1,293,000           31,853
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Sumitomo Corp.                                          12,000           89,460
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--5.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.1%
SunCorp Technologies Ltd.                              412,000          115,128
--------------------------------------------------------------------------------
Wavecom SA 1                                            13,952           63,894
                                                                     -----------
                                                                        179,022

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.3%
Japan Digital Laboratory Co. Ltd.                       10,100          114,709
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
Hankuk Electric Glass Co. Ltd.                           2,250           94,872
--------------------------------------------------------------------------------
Nichicon Corp.                                          10,100          116,713
                                                                     -----------
                                                                        211,585

--------------------------------------------------------------------------------
MATERIALS--1.8%
--------------------------------------------------------------------------------
CHEMICALS--0.8%
Metallgesellschaft AG 1                                  5,987           70,918
--------------------------------------------------------------------------------
METALS & MINING--1.0%
Maruichi Steel Tube Ltd.                                 5,000           80,786

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--6.1%
Cable & Wireless plc                                    44,680           85,801
--------------------------------------------------------------------------------
France Telecom SA                                        4,561          130,925
--------------------------------------------------------------------------------
PCCW Ltd. 1                                            158,000           95,914
--------------------------------------------------------------------------------
Telecom Italia SpA                                      60,369          150,587
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                     35,940           61,517
                                                                     -----------
                                                                        524,744

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.2%
KDDI Corp.                                                  22          106,014
--------------------------------------------------------------------------------
STET Hellas Telecommunications
SA, ADR                                                  5,200           85,800
                                                                     -----------
                                                                        191,814

--------------------------------------------------------------------------------
UTILITIES--1.3%
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.3%
Veolia Environnement                                     3,635          110,432
                                                                     -----------
Total Common Stocks
(Cost $6,935,601)                                                     8,140,375

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--3.0%
--------------------------------------------------------------------------------
Zurich Reinsurance Centre
Holdings, Inc., 7.125% Sr. Nts.,
10/15/23 (Cost $199,581)                               $400,000         258,000

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.7%
--------------------------------------------------------------------------------
Undivided interest of 0.07% in joint repurchase
agreement (Principal Amount/Value $595,058,000,
with a maturity value of $595,147,755) with UBS
Warburg LLC, 1.81%, dated 10/29/04, to be
repurchased at $412,062 on 11/1/04, collateralized
by Federal National Mortgage Assn., 5.50%,
1/1/34--4/1/34, with a value of
$607,720,116 (Cost $412,000)                           412,000          412,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $7,547,182)                                        101.8%       8,810,375
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (1.8)        (159,154)
                                                      --------------------------
NET ASSETS                                               100.0%      $8,651,221
                                                      ==========================


                   11 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                          VALUE     PERCENT
-------------------------------------------------------------------------------
Japan                                                   $1,531,720        17.4%
United Kingdom                                           1,485,512        16.9
France                                                   1,246,482        14.1
United States                                              670,000         7.6
The Netherlands                                            504,994         5.7
Canada                                                     437,618         5.0
Italy                                                      412,637         4.7
Switzerland                                                318,255         3.6
Ireland                                                    297,579         3.4
Korea, Republic of South                                   267,879         3.0
Germany                                                    226,632         2.6
Belgium                                                    222,209         2.5
Sweden                                                     221,801         2.5
Hong Kong                                                  174,202         2.0
Mexico                                                     154,484         1.7
Greece                                                     148,327         1.7
Norway                                                     137,001         1.5
China                                                       95,914         1.1
Denmark                                                     95,275         1.1
Australia                                                   84,260         1.0
Turkey                                                      77,594         0.9
                                                        -----------------------
Total                                                   $8,810,375       100.0%
                                                        =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                   12 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2004
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value (cost $7,547,182)--see accompanying statement of investments                $ 8,810,375
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                  187,961
--------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                     444
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                    164,454
Interest and dividends                                                                                 24,751
Other                                                                                                   3,031
                                                                                                  ------------
Total assets                                                                                        9,191,016

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Bank overdraft-foreign currencies (cost $7,294)                                                         7,287
--------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                  37,807
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                 464,991
Shareholder communications                                                                              8,679
Distribution and service plan fees                                                                      1,040
Transfer and shareholder servicing agent fees                                                             930
Trustees' compensation                                                                                    400
Shares of beneficial interest redeemed                                                                    358
Other                                                                                                  18,303
                                                                                                  ------------
Total liabilities                                                                                     539,795

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $ 8,651,221
                                                                                                  ============

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                        $       638
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                          6,770,350
--------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                       (24,192)
--------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                        680,233
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                   1,224,192
                                                                                                  ------------
NET ASSETS                                                                                        $ 8,651,221
                                                                                                  ============

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $6,312,487 and 465,053 shares of beneficial interest outstanding)                                   $13.57
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)        $14.40
--------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,064,186 and 78,783 shares of beneficial interest outstanding)                                    $13.51
--------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $1,274,548 and 94,378 shares of beneficial interest outstanding)                             $13.50

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    13 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended October 31, 2004
------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $9,547)                    $  96,429
------------------------------------------------------------------------------------
Interest                                                                      5,164
                                                                          ----------
Total investment income                                                     101,593

------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------
Management fees                                                              29,700
------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       1,886
Class B                                                                       1,914
Class C                                                                       1,820
------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       1,784
Class B                                                                         596
Class C                                                                         415
------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                       4,577
Class B                                                                       1,239
Class C                                                                         782
------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                  12,273
------------------------------------------------------------------------------------
Trustees' compensation                                                        3,852
------------------------------------------------------------------------------------
Custodian fees and expenses                                                   3,404
------------------------------------------------------------------------------------
Other                                                                         3,804
                                                                          ----------
Total expenses                                                               68,046
Less reduction to custodian expenses                                            (21)
Less payments and waivers of expenses                                       (12,676)
                                                                          ----------
Net expenses                                                                 55,349

------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        46,244

------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                 211,964
Foreign currency transactions                                                59,000
                                                                          ----------
Net realized gain                                                           270,964
------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                (180,821)
Translation of assets and liabilities denominated in foreign currencies     196,517
                                                                          ----------
Net change in unrealized appreciation                                        15,696

------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 332,904
                                                                          ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                    14 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      SIX MONTHS         PERIOD
                                                                                                           ENDED          ENDED
                                                                                                OCTOBER 31, 2004      APRIL 30,
                                                                                                     (UNAUDITED)         2004 1
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                $    46,244    $     6,564
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                        270,964        357,446
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                     15,696      1,208,496
                                                                                                     ----------------------------
Net increase in net assets resulting from operations                                                     332,904      1,572,506

---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                                       --        (25,177)
Class B                                                                                                       --             --
Class C                                                                                                       --             --

---------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                                 (690,687)     5,105,499
Class B                                                                                                1,026,064             --
Class C                                                                                                1,230,112             --

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                         1,898,393      6,652,828
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                    6,752,828        100,000 2
                                                                                                     ----------------------------
End of period (including accumulated net investment loss of $24,192 and $70,436, respectively)       $ 8,651,221    $ 6,752,828
                                                                                                     ============================

1. For the period from August 1, 2003 (commencement of operations) to April 30, 2004

2. Reflects the value of the Manager's initial seed money investment on July 16, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   15 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                               CLASS A       CLASS B       CLASS C
                                                                              SIX MONTHS        PERIOD        PERIOD        PERIOD
                                                                                   ENDED         ENDED         ENDED         ENDED
                                                                           OCT. 31, 2004     APRIL 30,      OCT. 31,      OCT. 31,
                                                                             (UNAUDITED)        2003 1        2004 2        2004 2
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $12.98        $10.00        $12.99        $12.99
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                        (.05)          .01            --          (.02)
Net realized and unrealized gain                                                     .64          3.02           .52           .53
                                                                                  --------------------------------------------------
Total from investment operations                                                     .59          3.03           .52           .51
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                                  --          (.05)           --            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $13.57        $12.98        $13.51        $13.50
                                                                                  ==================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                  4.55%        30.35%         4.00%         3.93%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                          $6,312        $6,753        $1,064        $1,275
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                 $6,199        $6,126        $  402        $  381
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                        1.53%         0.14%        (0.38)%       (0.28)%
Total expenses                                                                      1.82%         2.13%         3.05%         2.75%
Expenses after payments and waivers and reduction to custodian expenses             1.48%         1.70%         2.38%         2.37%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               18%           30%           18%           18%

1. For the period from August 1, 2003 (commencement of operations) to April 30, 2004

2. For the period from May 6, 2004 (commencement of operations) to October 31, 2004.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   16 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Value Fund (the Fund), a series of Oppenheimer International Value Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                    17 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of October 31, 2004, the Fund had no capital loss carryforward available for federal income tax purposes. During the period ended April 30, 2004, the Fund had no capital loss carryforward to offset realized capital gains.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    18 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

      The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED OCTOBER 31, 2004 1   PERIOD ENDED APRIL 30, 2004 2,3
                                                     SHARES              AMOUNT          SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                450,753         $ 5,860,570         510,303        $5,105,000
Dividends and/or distributions reinvested                --                  --              44               499
Redeemed                                           (506,047)         (6,551,257) 4           --                --
                                                   --------------------------------------------------------------
Net increase (decrease)                             (55,294)        $  (690,687)        510,347        $5,105,499
                                                   ==============================================================

-----------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                 86,451         $ 1,126,214              --        $       --
Dividends and/or distributions reinvested                --                  --              --                --
Redeemed                                             (7,668)           (100,147) 4           --                --
                                                   --------------------------------------------------------------
Net increase                                         78,783         $ 1,026,064              --        $       --
                                                   ==============================================================

-----------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                 96,303         $ 1,255,600              --        $       --
Dividends and/or distributions reinvested                --                  --              --                --
Redeemed                                             (1,925)            (25,488) 4           --                --
                                                   --------------------------------------------------------------
Net increase                                         94,378         $ 1,230,112              --        $       --
                                                   ==============================================================

1. For the six months ended October 31, 2004, for Class A shares and for the period from May 6, 2004 (inception of offering) to October 31, 2004, for Class B and Class C shares.

2. For the period from August 1, 2003 (commencement of operations) to April 30, 2004.

3. The Fund sold 10,000 to the Manager upon seeding of the Fund on July 16, 2003.

4. Net of redemptions fees of $40, $3 and $2 for Class A, Class B and Class C, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended October 31, 2004, were $2,661,675 and $1,258,442, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.85% of the first $500 million of average annual net assets of the Fund, 0.75% of the next $500 million, and 0.70% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2004, the Fund paid $1,824 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed


                    19 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2004 for Class B and Class C shares were $5,426 and $6,504, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                     CLASS A                CLASS B                 CLASS C
                               CLASS A   CONTINGENT DEFERRED    CONTINGENT DEFERRED     CONTINGENT DEFERRED
                       FRONT-END SALES         SALES CHARGES          SALES CHARGES           SALES CHARGES
SIX MONTHS            CHARGES RETAINED           RETAINED BY            RETAINED BY             RETAINED BY
ENDED                   BY DISTRIBUTOR           DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------
October 31, 2004                $7,602                   $--                    $--                     $--

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Operating Expenses" will not exceed 1.70% for Class A shares, 2.45% for Class B shares and Class C shares. During the six months ended October 31, 2004, the Manager reimbursed the Fund $10,605, $1,356 and $698 for Class A, Class B and Class C shares, respectively. The voluntary waiver and/or expense reimbursements may be amended or withdrawn at any time without prior notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended October 31, 2004, OFS waived $15 and $2 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

                    20 | OPPENHEIMER INTERNATIONAL VALUE FUND

As of October 31, 2004, the Fund had outstanding foreign currency contracts as follows:

                                EXPIRATION    CONTRACT AMOUNT        VALUATION AS OF     UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                 DATES             (000S)       OCTOBER 31, 2004   APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
British Pound Sterling [GBP]       11/1/04                 81GBP            $ 74,357           $330         $    --
Canadien Dollar [CAD]              11/1/04                 45CAD              18,471             21              --
Euro [EUR]                         11/1/04             12,377EUR               7,916             34              --
Japanese Yen [JPY]                 11/1/04                968JPY               4,575             35              --
Turkish Lira [TRL]                 11/1/04         23,649,949TRL               8,036             24              --
                                                                                               --------------------
                                                                                                444              --
-------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Euro [EUR]                        12/21/04              1,470EUR             940,125             --          29,408
Japanese Yen [JPY]                12/21/04             44,400JPY             210,401             --           8,399
                                                                                               --------------------
                                                                                                 --          37,807
                                                                                               --------------------
Total unrealized appreciation and depreciation                                                 $444         $37,807
                                                                                               ====================

6. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                    21 | OPPENHEIMER INTERNATIONAL VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    22 | OPPENHEIMER INTERNATIONAL VALUE FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)